Expense Example, No Redemption - Retail Class - Transamerica Government Money Market	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	68	214	373	835	151	468	808	1,768	39	153	277	639